Financial Instrument Risk Management - Maximum Exposure to Credit Risk (Details) - Credit risk - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 2,460	$ 1,752
Loans
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,460	1,740
Guarantees
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 0	$ 12